Trade and Other Receivables - Expected credit loss on trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	€ 26,802	€ 17,635	€ 18,424
Contract assets	8,880	19,999	843
Not due
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	9,639	17,197	7,850
Contract assets	8,880	19,999	843
Total	18,519	37,196	8,693
Overdue 1-30 days
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	14,287	438	8,962
Total	14,287	438	8,962
Overdue 31 to 60 days
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	603		316
Total	603		316
Overdue +61 days
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	2,273		1,296
Total	2,273		1,296
Total
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables from non-related parties	26,802	17,635	18,424
Contract assets	8,880	19,999	843
Total	€ 35,682	€ 37,634	€ 19,267